Gain on sale of assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure on Sale of Assets [Line Items]
Net gain on sale of property, plant and equipment		$ 5
Proceeds on the disposal of miscellaneous items		5
Proceeds on sale of assets	$ 988	2,137
Power Manager assets
Disclosure on Sale of Assets [Line Items]
Proceeds from the repayment of notes receivable		$ 2,132